Unearned Revenue, Current and Non-current (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Unearned Revenue, Current and Non-Current [Abstract]
Hires collected in advance	$ 2,860	$ 4,002
Charter revenue resulting from varying charter rates	22,354	18,234
Total deferred revenue	25,214	22,236
Less current portion	(3,705)	(5,595)
Non-current portion	$ 21,509	$ 16,641